INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS, NET
Impairment of intangible assets	$ 56,094	$ 56	$ 0
Amortization expense continuing operations	9,132	5,261	252
Amortization expense discontinued operations	0	32	$ 66
Alliance International Technologies Limited("Alliance International Technologies")
INTANGIBLE ASSETS, NET
Impairment of intangible assets	48,555
Asgard Data Centers
INTANGIBLE ASSETS, NET
Impairment of intangible assets	7,539
Multi Group
INTANGIBLE ASSETS, NET
Impairment of intangible assets				$ (26,909)
Computer software Of loto interactive
INTANGIBLE ASSETS, NET
Impairment of intangible assets		$ 56
Disposal of Loto Interactive
INTANGIBLE ASSETS, NET
Impairment of intangible assets	$ 56